Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

(Separate Account)

Supplement to:

Ameritas Advisor VUL®

Prospectus Dated May 1, 2019

Supplement Dated May 1, 2020

1.	Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund, Class I	Pursues total return using a strategy that seeks to protect against U.S. inflation.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
American Funds Insurance Series®	Capital Research and Management Company (SM)
American Funds IS Blue Chip Income and Growth Fund, Class 1	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds IS Growth Fund, Class 1	Seeks to provide growth of capital.
American Funds IS Growth-Income Fund, Class 1	Seeks to achieve long-term growth of capital and income.
American Funds IS International Fund, Class 1	Seeks to provide long-term growth of capital.
American Funds IS New World Fund®, Class 1	Seeks to provide long-term capital appreciation.
Calvert Variable Products, Inc.	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. (AIP)*	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio** – AIP*	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP* and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP* and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP* and Milliman	Current income.
Calvert Variable Series, Inc.	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Equity Allocation Portfolio - Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Long-term capital appreciation.
VA Global Bond Portfolio – DFAL and DFAA	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio – DFAL and DFAA	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
DWS Variable Series I	DWS Investment Management Americas, Inc.
DWS Capital Growth VIP, Class A	Long-term growth of capital.
DWS Variable Series II	DWS Investment Management Americas, Inc.
DWS International Growth VIP, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP, Class A	Long-term capital appreciation.

PF 821 5-20

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Fidelity® Variable Insurance Products ***	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio, Initial Class (1)	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM, Initial Class (1)	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index**.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP High Income Portfolio, Initial Class (1)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Initial Class (1)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (1,2)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,3)	Seeks a high level of current income. The fund may also seek capital appreciation.
Subadvisers: (1) Other investment advisers serve as sub-advisers for the fund, (2) FMR Investment Management (UK) Limited (FMR UK) and (3) FIL Investment Advisors (UK) Limited (FIA(UK))
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series, Initial Class	Seeks capital appreciation.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
FFI Strategies Portfolio – Cadence Capital Management LLC	Long-term capital appreciation.

PF 821 5-20

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Vanguard® Variable Insurance Fund ****

(1)   Wellington Management Company, LLP
(2) The Vanguard Group, Inc.
(3) Hotchkis and Wiley Capital Management, LLC
(4) Lazard Asset Management LLC
(5) Jackson Square Partners, LLC
(6) Schroder Investment Management

North America Inc.
(7) Baillie Gifford Overseas Ltd.

Vanguard® Balanced Portfolio (1)	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® Conservative Allocation Portfolio (2)	Seeks to provide current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3,4)	Seeks to provide long-term capital appreciation and income.
Vanguard® Equity Income Portfolio (1,2)	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard® Equity Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Vanguard® Global Bond Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Vanguard® Growth Portfolio (1,5)	Seeks to provide long-term capital appreciation.
Vanguard® High Yield Bond Portfolio (1)	Seeks to provide a high level of current income.
Vanguard® International Portfolio (6,7)	Seeks to provide long-term capital appreciation.
Vanguard® Mid-Cap Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® Moderate Allocation Portfolio (2)	Capital appreciation and a low to moderate level of current income.
Vanguard® Real Estate Index Portfolio (2)	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.
Vanguard® Short-Term Investment-Grade Portfolio (2)	Seeks to provide current income while maintaining limited price volatility.
Vanguard® Total Bond Market Index Portfolio (2)	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® Total International Stock Market Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Vanguard® Total Stock Market Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
***	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.
****	Vanguard is a trademark of The Vanguard Group, Inc.

PF 821 5-20

2.	The following is added to the first page of your prospectus:

Ameritas and its subsidiaries continuously monitor their various businesses, internal and external operations, the financial services industry as a whole, and the effects of various external events on our businesses. In response to the current COVID-19 pandemic, we have taken additional steps to continuously provide service to our policy owners. We continuously monitor the life insurance company’s investments, and are keeping abreast of developing strategies, in order to ensure that we maintain our financial strength during this unprecedented time of general uncertainty due to the pandemic.

3.     The instructions for electing to receive communications electronically, on page one of your prospectus, are replaced with the following:

You may elect to receive shareholder reports and other communications from us electronically by:

1.       Calling our Customer Service Center at 800-255-9678, or

2.       Visiting ameritasdirect.com and following these instructions:

•	Click on Account Access.
•	Select the appropriate type of Sign In and enter your login information.
•	Click on your variable policy number, then the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	First time users select Register and follow the simple registration prompts. You will need your policy number and Social Security Number or tax identification number and date of birth.

4.     In the section titled Tax Risks, the paragraph concerning tax risk associated with Policy debt is revised to read as follows:

There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans the Owner might find they have to pay additional premium to keep their Policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

5.     In the section titled Life Insurance Qualification; Tax Treatment of Death Benefit, the second bullet point is revised as follows:

▪	the death benefit generally should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance or if the policy is transferred for value, particularly in a reportable policy sale. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

6.     In the section titled Distributions from Policies Not Classified as Modified Endowment Contracts, the first sentence of the third paragraph is revised as follows:

Distributions (including upon Surrender and partial withdrawals) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule.

PF 821 5-20

7.     The following changes are made in order to add the Advisory Fee Endorsement to your prospectus.

The Cost of Optional Features chart and footnotes are removed and replaced with the following:

COST OF OPTIONAL FEATURES	When Deducted	Guaranteed Maximum (annual)		Current (annual)
Accelerated Benefit Rider	N/A	No Cost		No Cost
Children's Insurance Rider	Monthly	$5.76		$5.76
Rate is per $1,000 of the rider benefit amount.
advisory fee endorsement	N/A	No Cost		No Cost
Paid-Up Insurance Benefit Endorsement	When Benefit Elected	3.5%		3.5%
Calculated as a percentage times the Account Value.
Term Insurance Rider	Monthly	Varies	(1)	Varies	(1)
Rates are per $1,000 of the rider benefit amount.		Minimum	$0.18	Minimum	$0.13
		Maximum	$1,000.00	Maximum	$950.00
		Example	(2) $2.55	Example	(2) $0.97
Waiver of Monthly Deduction Rider	Monthly	Varies	(1)	Varies	(1)
Rates are per $100 of the Monthly Deduction.		Minimum	$1.48	Minimum	$1.48
		Maximum	$17.28	Maximum	$17.28
		Example	(2) $4.48	Example	(2) $4.48

Cost of Optional Features Table Footnotes:

(1) Rate varies by Insured's gender, risk class and Attained Age.

(2) "Example" charges assume an Insured who is male, best risk class, age 35 when the rider is issued, and that the rider coverage is in its second year.

In the Separate Account Value section, the description of decrease in Accumulation Units in a Subaccount is revised to read as follows:

The number of Accumulation Units in a Subaccount will decrease when:

▪	partial withdrawals (and any partial withdrawal charges) are taken from it;
▪	Advisory Fees, if applicable, are taken from it;
▪	Monthly Deductions are taken from it;
▪	transfer charges are taken from it; or
▪	amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

In that same section the description of Fixed Account Value is revised to read as follows:

Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪	Net Premiums credited to the Fixed Account; plus
▪	any transfers from the Subaccounts or the loan account to the Fixed Account; plus
▪	interest credited to the Fixed Account; minus
▪	any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
▪	any Advisory Fees, if applicable, taken from the Fixed Account; minus
▪	the Fixed Account's share of any Monthly Deductions from Account Value; minus
▪	any transfer charges taken from the Fixed Account; minus
▪	amounts transferred from the Fixed Account to the Subaccounts or the loan account.

The following is added under the Defined Terms section of your prospectus:

Advisory Fee means fees deducted from your Policy pursuant to the independent agreement you may have with a registered investment advisor. The fees deducted are used to compensate your advisor for any management of your Policy, subject to the terms you and your advisor have mutually agreed upon, and will not exceed 1.5% of the Account Value on an annualized basis.

The following is added to Appendix A: Optional Features:

Advisory Fee Endorsement

This endorsement provides the ability to pay Advisory Fees to a registered investment advisor who has an agreement with the Policy owner. Advisory Fees shall not exceed 1.5% of the account value on an annualized basis.

8.	Reference to the Scheduled Increase Rider for the Insured is removed from your prospectus, as it is not an available feature with the Policy.

All other provisions remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 821 5-20